Transfers Of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Trading income recognized	$ 1,047	$ 1,052	$ 303
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	19	25
Trading income recognized	1	0
Servicing rights [member] | U.S. residential mortgages originated by the Bank [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	51	57
Carrying value of assets the Bank has continuing involvement	52	39
Gain or loss on sale of the loans	$ 14	$ 18